CONSOLIDATED STATEMENT OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues
Interest revenue	$ 61,683	[1]	$ 62,970	[1]	$ 67,298	[1]
Interest expense	13,690	[1]	16,177	[1]	20,612	[1]
Net interest revenue	47,993	[1]	46,793	[1]	46,686	[1]
Commissions and fees	13,032		12,941		12,584
Principal transactions	6,698		7,302		4,980
Administration and other fiduciary fees	4,013		4,089		4,012
Realized gains on sales of investments, net	570		748		3,251
Other-than-temporary impairment losses on investments
Gross impairment losses	(432)		(633)		(5,037)	[1]
Less: Impairments recognized in AOCI	8		98		66
Net impairment losses recognized in earnings	(424)		(535)		(4,971)
Insurance premiums	2,110		2,280		2,395
Other revenue	3,227		3,106		593	[2]
Total non-interest revenues	29,226		29,931		22,844
Total revenues, net of interest expense	77,219	[1]	76,724	[1]	69,530
Provisions for credit losses and for benefits and claims
Provision for loan losses	6,828		7,604		10,458
Policyholder benefits and claims	801		830		887
Provision (release) for unfunded lending commitments	(162)		80		(16)
Total provisions for credit losses and for benefits and claims	7,467		8,514		11,329
Operating expenses
Compensation and benefits	23,959	[1]	23,967	[1]	25,119	[1]
Premises and equipment	3,178	[1]	3,165	[1]	3,266	[1]
Technology/communication	6,436	[1]	6,136	[1]	5,829	[1]
Advertising and marketing	1,844	[1]	1,888	[1]	2,164	[1]
Other operating	19,634	[1]	13,252	[1]	13,658	[1]
Total operating expenses	55,051	[1]	48,408	[1]	50,036	[1]
Income from continuing operations before income taxes	14,701		19,802		8,165
Provision for income taxes	7,197		6,186		397
Income from continuing operations	7,504		13,616		7,768
Discontinued operations
Income (loss) from discontinued operations	10		(242)		(109)
Gain on sale	0		268		(1)
Provision (benefit) for income taxes	12		(244)		(52)
Income (loss) from discontinued operations, net of taxes	(2)		270		(58)
Net income before attribution of noncontrolling interests	7,502		13,886		7,710
Noncontrolling interests	192		227		219
Citigroup’s net income	$ 7,310		$ 13,659		$ 7,491
Basic earnings per share
Income from continuing operations (in dollars per share)	$ 2.21	[2]	$ 4.26	[2]	$ 2.51	[2]
Income (loss) from discontinued operations, net of taxes (in dollars per share)	$ 0.00	[2]	$ 0.09	[2]	$ (0.02)	[2]
Net income (in dollars per share)	$ 2.21	[2]	$ 4.35	[2]	$ 2.49	[2]
Weighted average common shares outstanding (in shares)	3,031.6		3,035.8		2,930.6
Diluted earnings per share
Income from continuing operations (in dollars per share)	$ 2.20	[2]	$ 4.25	[2]	$ 2.44	[2]
Income (loss) from discontinued operations, net of taxes (in dollars per share)	$ 0.00	[2]	$ 0.09	[2]	$ (0.02)	[2]
Net income (in dollars per share)	$ 2.20	[2]	$ 4.34	[2]	$ 2.42	[2]
Adjusted weighted average common shares outstanding (in shares)	3,037.0		3,041.6		3,015.5

[1]	Certain prior-period revenue and expense lines and totals were reclassified to conform to the current period’s presentation. See Note 3 to the Consolidated Financial Statements.
[2]	Due to rounding, earnings per share on continuing operations and discontinued operations may not sum to earnings per share on net income.